Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cost:
Intangible assets, gross		$ 4,330,311
Accumulated amortization and impairment:
Accumulated amortization		2,222,194
Intangible asset impairment		2,108,117
Accumulated amortization and impairment, Total		4,330,311
Intangible assets, net
Technology [Member]
Cost:
Intangible assets, gross		4,284,315
Backlog [Member]
Cost:
Intangible assets, gross		$ 45,996